Other Income (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	For the six months ended June 30,
	2024	2023
(In thousands)
Interest income	$167	$373
Other income (note i)	1,570	28
	$1,737	$401